Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Share capital Adjusted balance as at 1 January 2023 IFRS 17	Share capital	Share premium Adjusted balance as at 1 January 2023 IFRS 17	Share premium	Other reserves Adjusted balance as at 1 January 2023 IFRS 17	Other reserves		Retained earnings Adjustment on initial application of IFRS 17 IFRS 17	Retained earnings Adjusted balance as at 1 January 2023 IFRS 17	Retained earnings	Non-controlling interests Adjusted balance as at 1 January 2023 IFRS 17	Non-controlling interests	Adjustment on initial application of IFRS 17 IFRS 17	Adjusted balance as at 1 January 2023 IFRS 17	Total
Beginning balance at Dec. 31, 2020			£ 18		£ 7		£ (1,926)				£ 3,031		£ 1			£ 1,131
Profit for the year											263					263
Other comprehensive income:
Net exchange adjustments offset in reserves							(18)									(18)
Net gain/(loss) on net investment hedge							15									15
Net gain (loss) on cash flow hedge	[2]						13	[1]								13
Cost of hedging							(1)									(1)
Remeasurement of net defined benefit liability											1					1
Transfer between reserves							(10)				10
Tax related to items taken directly to other comprehensive income											2					2
Total comprehensive income for the year							(1)				276					275
Transactions with owners:
Shares issued in the year			1								(1)
Acquisition of non-controlling interests											(8)		(2)			(10)
Dividends paid to equity shareholders											(139)					(139)
Cost of equity-settled share-based payment plans											10					10
Tax related to items taken directly to equity											5					5
Movement in the carrying value of put options											(8)					(8)
Ending balance at Dec. 31, 2021			19		7		(1,927)				3,166		(1)			1,264
Profit for the year											232					232
Other comprehensive income:
Net exchange adjustments offset in reserves							(232)									(232)
Net gain/(loss) on net investment hedge							(68)									(68)
Net gain (loss) on cash flow hedge	[2]						(6)	[1]								(6)
Cost of hedging							(2)									(2)
Remeasurement of net defined benefit liability											2					2
Tax related to items taken directly to other comprehensive income											11					11
Total comprehensive income for the year							(308)				245					(63)
Transactions with owners:
Shares issued in the year			6													6
Merger relief on acquisition of Terminix Global Holdings, Inc.							3,014									3,014
Gain on stock options					2											2
Cost of issuing new shares							(16)									(16)
Dividends paid to equity shareholders											(122)					(122)
Cost of equity-settled share-based payment plans											18					18
Tax related to items taken directly to equity											(2)					(2)
Movement in the carrying value of put options											(3)					(3)
Ending balance at Dec. 31, 2022		£ 25	25	£ 9	9	£ 763	763		£ (1)	£ 3,301	3,302	£ (1)	(1)	£ (1)	£ 4,097	4,098
Profit for the year											381					381
Other comprehensive income:
Net exchange adjustments offset in reserves							(352)									(352)
Net gain/(loss) on net investment hedge							109									109
Net gain (loss) on cash flow hedge	[2]						3	[1]								3
Cost of hedging							9									9
Tax related to items taken directly to other comprehensive income											6					6
Total comprehensive income for the year							(231)				387					156
Transactions with owners:
Gain on stock options					5											5
Dividends paid to equity shareholders											(201)					(201)
Cost of equity-settled share-based payment plans											27					27
Movement in the carrying value of put options											4					4
Ending balance at Dec. 31, 2023			£ 25		£ 14		£ 532				£ 3,518		£ (1)			£ 4,088

[1]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.
[2]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.